Share-based Payment Expense - Summary of Assumptions of Fair Value Options (Detail)	12 Months Ended
	Dec. 31, 2018 EUR (€) yr	Dec. 31, 2017 EUR (€) yr	Dec. 31, 2016 EUR (€) yr
2010 Savings-Related Share Option Exercisable Within Six Months After Third Anniversary of Contract [member]
Disclosure Of Share Based Compensation Expense [line items]
Weighted average exercise price (€)	€ 23.39	€ 27.86	€ 20.83
Risk free interest rate (%)	(0.44%)	(0.72%)	(0.48%)
Expected dividend payments over the expected life (€)	€ 2.21	€ 2.07	€ 1.95
Expected volatility (%)	20.00%	20.90%	21.80%
Expected life in years | yr	3	3	3
2010 Savings Related Share Option Exercisable Within Six Months After Fifth Anniversary of Contract [member]
Disclosure Of Share Based Compensation Expense [line items]
Weighted average exercise price (€)	€ 23.39	€ 27.86	€ 20.83
Risk free interest rate (%)	(0.06%)	(0.45%)	(0.33%)
Expected dividend payments over the expected life (€)	€ 3.83	€ 3.55	€ 3.32
Expected volatility (%)	20.50%	20.60%	22.90%
Expected life in years | yr	5	5	5